STRATUS FUND, INC.

Supplement dated May 12, 2016 to the Prospectuses, dated October 31, 2015, regarding the Retail Class A Shares and the Institutional Class Shares, respectively, of the
Government Securities Portfolio and Growth Portfolio (the “Portfolios”) of Stratus Fund, Inc.

The Board of Directors (the “Board”) of Stratus Fund, Inc. (the “Fund”) has determined that it is in the best interests of the shareholders of the Fund to liquidate and terminate the Fund.  The laws of the Fund’s state of incorporation require the approval of a majority of the shareholders of each Portfolio to effect such a liquidation and termination.  As such, the Board intends to call for a Special Meeting of Shareholders to be held on or about June 7, 2016.

If the liquidation of the Fund is approved by a majority of the shareholders of each Portfolio, the Fund will cease accepting purchase orders from new or existing investors, except for the reinvestment of dividends, effective as of the close of the New York Stock Exchange on that date.  The liquidation is expected to be effective on or about June 10, 2016, or at such other time as may be authorized by the Board (the “Liquidation Date”). Termination of the Funds is expected to occur as soon as practicable following liquidation.

The Fund anticipates making a distribution of any income and/or capital gains of the Portfolios in connection with its liquidation. The liquidation distribution may be taxable. The tax year for the Fund will end on the Liquidation Date.

Purchasers of Fund shares who purchase from the date of this notice and before the liquidation date may be subject to liquidation expenses that they would otherwise not bear, and also may incur short-term capital gains or losses on those shares upon liquidation.

 Shareholders of the Fund may redeem their shares at any time prior to the Liquidation Date.

If a shareholder has not redeemed his or her shares as of the Liquidation Date, the shareholder’s account will be automatically redeemed and proceeds will be sent to the shareholder at his or her address of record. Liquidation proceeds will be paid in cash for the redeemed shares at their net asset value.

If a  you are a retirement plan investor, you should consult your tax advisor regarding the consequences of a redemption of Fund shares, or the receipt of a liquidating distribution. If you receive a distribution from an Individual Retirement Account or a Simplified Employee Pension (SEP) IRA, you must roll the proceeds into another Individual Retirement Account within sixty (60) days of the date of the distribution in order to avoid having to include the distribution in your taxable income for the year. If you receive a distribution from a 403(b)(7) Custodian Account (Tax-Sheltered account) or a Keogh Account, you must roll the distribution into a similar type of retirement plan within sixty (60) days in order to avoid disqualification of your plan and the severe tax consequences that it can bring. If you are the trustee of a Qualified Retirement Plan, you may reinvest the money in any way permitted by the plan and trust agreement.  If you have questions or need assistance, please contact your financial advisor.

If the liquidation is approved by shareholders, the Fund’s portfolio managers will likely increase the Fund’s assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, as of the date of shareholder approval of the liquidation, the Portfolios

Fund are expected to deviate from their stated investment strategies and policies and will no longer be managed to meet their investment objectives.

Redemptions of shares (including liquidating redemptions) are generally taxable. Shareholders should consult their personal tax adviser concerning their particular tax situations.

All expenses of the liquidation of the Fund will be borne by the Fund.  The prospectus for each of the Portfolios has been supplemented to reflect the effect of these liquidation expenses as described below.

1.

The sub-section titled “Fees and Expenses of the Portfolio” in the section titled “Fund Summary – Stratus Government Securities Portfolio” on pages 1 and 2 of the Prospectus for the Retail Class A Shares of the Fund are hereby deleted and replaced by the following:

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Government Securities Portfolio:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)	3.00%
Imposed on Purchases (as a % of the offering price)
Maximum Deferred Sales Charge	None
Maximum Sales Charge (Load)
Imposed on Reinvested	None
Dividends and Other Distributions	None
Redemption Fee	None
Exchange Fee	*

*  If, within 6 months of the acquisition of your shares of the Government Securities Portfolio, you exchange some or all of such shares for shares of another Stratus Fund, Inc. Portfolio with a higher sales charge, you will pay the difference between the sales charges in connection with the exchange.

Annual Portfolio Operating Expenses (indirect expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%(1)
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.01%(2)

(1) The investment adviser has agreed to waive a portion of such management fees, with the result that as of February 1, 2015 such fees are equal, on an annualized basis, to .25% of the Government Securities Portfolio’s average daily net assets. Such waiver is voluntary and could change or be terminated at any time at the discretion of the investment adviser. The expenses noted in the table above do not reflect the impact of this fee waiver.

(2)    The total annual portfolio operating expenses described in this table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights for the Government Securities Portfolio appearing in this prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

Example

The following Example is intended to help you compare the cost of an investment in the Government Securities Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Government Securities Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (and does not include the fee waiver referred to in footnote 1 to the prior table).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$399	$609	$836	$1,488

2.  The sub-section titled “Fees and Expenses of the Portfolio” in the section titled “Fund Summary – Stratus Government Securities Portfolio” on page 1 of the Prospectus for the Institutional Shares of the Fund are hereby deleted and replaced by the following:

 Fee and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you hold shares of the Government Securities Portfolio.  You will not pay any sales charges in connection with the purchase of your shares.

Annual Portfolio Operating Expenses (indirect expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%(1)
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.01%(2)

________________________

(1) The investment adviser has agreed to waive a portion of such management fees, with the result that as of February 1, 2015 such fees are equal, on an annualized basis, to .25% of the Government Securities Portfolio’s average daily net assets. Such waiver is voluntary and could change or be terminated at any time at the discretion of the investment adviser. The expenses noted in the table above do not reflect the impact of this fee waiver.

(2)The total annual portfolio operating expenses described in this table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights for the Government Securities Portfolio appearing in this prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

    Example

The following Example is intended to help you compare the cost of an investment in the Government Securities Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Government Securities Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (and does not include the fee waiver referred to in footnote 1 to the prior table).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

3.  The sub-section titled “Fees and Expenses of the Portfolio” in the section titled “Fund Summary – Stratus Growth Portfolio” on pages 7 and 8 of the Prospectus for the Retail Class A Shares of the Fund are hereby deleted and replaced by the following:

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Portfolio:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	4.50%
Maximum Deferred Sales Charge	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee	None
Exchange Fee	*

*  If, within 6 months of the acquisition of your shares of the Growth Portfolio, you exchange some or all of such shares for shares of another Stratus Fund, Inc. Portfolio with a higher sales charge, you will pay the difference between the sales charges in connection with the exchange.

Annual Fund Operating Expenses (indirect expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%(1)
Other Expenses	0.49%
Total Annual Portfolio Operating Expenses	1.24%

(1) The investment adviser has agreed to waive a portion of such management fees, with the result that as of February 1, 2015 such fees are equal, on an annualized basis, to 0.50% of the Growth Portfolio’s average daily net assets.  Such waiver is voluntary and could change or be terminated at any time at the discretion of the investment adviser.  The expenses noted in the table above do not reflect the impact of this fee waiver.

Example

The following Example is intended to help you compare the cost of an investment in the Growth Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Growth Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (and does not include the fee waiver referred to in footnote 1 to the prior table).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$571	$826	$1,100	$1,882

4.  The sub-section titled “Fees and Expenses of the Portfolio” in the section titled “Fund Summary – Stratus Growth Portfolio” on pages 6 and 7 of the Prospectus for the Institutional Shares of the Fund are hereby deleted and replaced by the following:

Fee and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you hold shares of the Growth Portfolio.  You will not pay any sales charges in connection with the purchase of your shares.

Annual Fund Operating Expenses (indirect expenses that you pay each year as a percentage of your investment)

Management Fees	0.75%(1)
Other Expenses	0.49%
Total Annual Portfolio Operating Expenses	1.24%

(1) The investment adviser has agreed to waive a portion of such management fees, with the result that as of February 1, 2015 such fees are equal, on an annualized basis, to 0.50% of the Growth Portfolio’s average daily net assets.  Such waiver is voluntary and could change or be terminated at any time at the discretion of the investment adviser.  The expenses noted in the table above do not reflect the impact of this fee waiver.

    Example

The following Example is intended to help you compare the cost of an investment in the Growth Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Growth Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (and does not include the fee waiver referred to in footnote 1 to the prior table).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$126	$393	$681	$1,500

* * *

For more information, please contact the Fund toll free at (888) 769-2362.

PLEASE RETAIN FOR FUTURE REFERENCE.